Equity	12 Months Ended
Dec. 31, 2024
Equity
Equity

Note 25     Equity

25.1 Share capital and Share premium

Issued share capital	2024	2023
Common stock (amounts in US$ ‘000)	51	55
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	51,247,287	55,327,520
Total common shares in issue	51,247,287	55,327,520

Authorized share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Details regarding the share capital of the Company are set out below.

25.1.1 Common shares

As of December 31, 2024, the outstanding common shares confer the following rights on the holder:

●	the right to one vote per share
●	ranking pari passu, the right to any dividend declared and payable on common shares

		Shares	Shares
		movement	closing	US$(`000)
GeoPark common shares history	Month	(millions)	(millions)	Closing
Shares outstanding at the end of 2022			57.6	58
Stock awards	Feb 2023	0.6	58.2	58
Repurchase of shares	Mar 2023	(0.6)	57.6	58
Stock awards	May 2023	0.1	57.7	58
Repurchase of shares	Jun 2023	(1.1)	56.6	57
Repurchase of shares	Sep 2023	(0.5)	56.1	56
Repurchase of shares	Dec 2023	(0.8)	55.3	55
Shares outstanding at the end of 2023			55.3	55
Stock awards	Jan to Mar 2024	0.2	55.5	55
Repurchase of shares	Apr 2024	(4.5)	51.0	51
Stock awards	Apr to Jun 2024	0.2	51.2	51
Buyback program	Jul to Sep 2024	0.0	51.2	51
Buyback program	Oct to Dec 2024	0.0	51.2	51
Shares outstanding at the end of 2024			51.2	51

25.1.2 Stock Award Program and Other Share Based Payments

Non-Executive Directors Fees

During 2024, the Company issued 121,694 shares (99,590 in 2023 and 75,636 in 2022) to Non-Executive Directors in accordance with contracts as compensation, generating a share premium of US$ 1,114,000 (US$ 1,133,000 in 2023 and US$ 1,040,000 in 2022). The number of shares issued is determined considering the contractual compensation and the fair value of the shares for each relevant period.

Stock Award Program and Other Share Based Payments

In March 2024, 86,602 common shares (246,110 in 2023) were issued as a result of the vesting of a tranche of the Long-Term Incentive program (“LTIP”) oriented to executive officers, generating a share premium of US$ 2,039,000 (US$ 1,505,000 in 2023).

During 2024, 80,652 common shares (82,472 in 2023) were issued as part of other equity incentive plans vested during the year, generating a share premium of US$ 3,003,000 (US$ 281,000 in 2023).

On February 3, 2023, 350,938 common shares (52,058 in 2022) were issued as part of the compensation agreements with the former Chief Executive Officer, generating a share premium of US$ 4,799,000 (US$ 800,000 in 2022).

25.1.3 Buyback Program

The Company had recurring buyback programs to repurchase its own shares. The latest renewal took place on November 8, 2023, and established a program to repurchase up to 10% of the shares outstanding, or approximately 5,611,797 shares, until December 31, 2024. During 2024, no common shares were repurchased under this program (3,073,588 in 2023 and 2,743,722 in 2022, for a total amount of US$ 31,239,000 in 2023 and US$ 36,265,000 in 2022). These transactions had no impact on the Group’s results. As of the date of these Consolidated Financial Statements, there is no buyback program in place.

On March 20, 2024, GeoPark announced a tender offer to purchase up to US$ 50,000,000 of its common shares. Consequently, on April 22, 2024, the Company acquired 4,369,181 of its common shares at a purchase price of US$ 10 per share, for a total cost of US$ 43,691,810, excluding fees and other expenses related to the tender offer.

25.2 Cash distributions

On November 6, 2019, the Company’s Board of Directors declared the initiation of quarterly cash distributions.

The following table summarizes the cash distributions for each of the years presented:

			Total amount
Date of declaration	Date of distribution	US$ per share	in US$ ‘000
March 9, 2022	March 31, 2022	0.0820	4,847
May 11, 2022	June 10, 2022	0.0820	4,809
August 10, 2022	September 8, 2022	0.1270	7,345
November 9, 2022	December 7, 2022	0.1270	7,281
Cash distributions for the year ended December 31, 2022			24,282
March 8, 2023	March 31, 2023	0.1300	7,505
May 3, 2023	May 31, 2023	0.1300	7,378
August 9, 2023	September 7, 2023	0.1320	7,383
November 8, 2023	December 11, 2023	0.1340	7,449
Cash distributions for the year ended December 31, 2023			29,715
March 6, 2024	March 28, 2024	0.1360	7,520
May 15, 2024	June 14, 2024	0.1470	7,496
August 14, 2024	September 12, 2024	0.1470	7,506
November 6, 2024	December 6, 2024	0.1470	7,513
Cash distributions for the year ended December 31, 2024			30,035

These distributions are deducted from Other Reserves.